Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	4,033,781
Proposed Maximum Offering Price per Unit | $ / shares	26.74
Maximum Aggregate Offering Price	$ 107,863,303.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,895.92
Offering Note	Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee, based on the average of the high and low reported prices of common stock, par value $0.01 per share (“Common Stock”), of Centuri Holdings, Inc. on July 7, 2026 (a date within five business days prior to the filing of this registration statement), as quoted on The New York Stock Exchange.
Consists of 4,033,781 shares of Common Stock issuable in respect of awards granted under the Centuri Holdings, Inc. Employee Stock Purchase Plan (as amended from time to time, the “ESPP”). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of Common Stock as may become issuable under the ESPP as a result of stock splits, stock dividends, recapitalizations or similar transactions pursuant to the adjustment or antidilution provisions thereof.